SUPPLEMENTAL BALANCE SHEET INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Supplemental Balance Sheet Information
The components of certain Consolidated Balance Sheet accounts are as follows:

December 31,	2017	2016
Inventories:
Raw materials	$224,940	$315,239
Goods in process	93,627	88,490
Finished goods	614,945	528,587
Inventories at FIFO	933,512	932,316
Adjustment to LIFO	(180,676)	(186,638)
Total inventories	$752,836	$745,678

Property, plant and equipment:
Land	$108,300	$103,865
Buildings	1,214,158	1,238,634
Machinery and equipment	2,925,353	3,001,552
Construction in progress	212,912	230,987
Property, plant and equipment, gross	4,460,723	4,575,038
Accumulated depreciation	(2,354,026)	(2,397,790)
Property, plant and equipment, net	$2,106,697	$2,177,248

Other assets:
Capitalized software, net	$104,881	$95,301
Income tax receivable	—	1,449
Other non-current assets	146,998	71,615
Total other assets	$251,879	$168,365

Accrued liabilities:
Payroll, compensation and benefits	$190,863	$240,080
Advertising and promotion	305,107	358,573
Other	180,164	152,333
Total accrued liabilities	$676,134	$750,986

Other long-term liabilities:
Post-retirement benefits liabilities	$215,320	$220,270
Pension benefits liabilities	39,410	65,687
Other	184,209	114,204
Total other long-term liabilities	$438,939	$400,161

Accumulated other comprehensive loss:
Foreign currency translation adjustments	$(91,837)	$(110,613)
Pension and post-retirement benefit plans, net of tax	(169,526)	(207,169)
Cash flow hedges, net of tax	(52,383)	(58,106)
Total accumulated other comprehensive loss	$(313,746)	$(375,888)